UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PRS International Investment Advisory Services Inc.
Address: 801 Brickell Ave., 16th Floor

         Miami, Florida  33131

13F File Number:  28-10997

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Blanca Smith
Title:     Chief Operating Officer
Phone:     305-381-8340

Signature, Place, and Date of Signing:

     Blanca Smith     Miami, FL/USA     May 09, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $19,648 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa Inc.                     Common Stock     013817101      339    10000 SH       SOLE                    10000
Amgen                          Common Stock     031162100      408     7300 SH       SOLE                     7300
Anadarko Petroleum Corp.       Common Stock     032511107      297     6900 SH       SOLE                     6900
Apache Corp.                   Common Stock     037411105      389     5500 SH       SOLE                     5500
Astazeneca PLC                 Common Stock     046353108      241     4500 SH       SOLE                     4500
BankAmerica Corp.              Common Stock     060505104      444     8700 SH       SOLE                     8700
Cisco Systems Inc              Common Stock     17275r102      245     9600 SH       SOLE                     9600
Comcast Corp. New Class A      Common Stock     20030N101      311    12000 SH       SOLE                    12000
ConocoPhilips                  Common Stock     20825C104      232     3400 SH       SOLE                     3400
Crown Castle Intl Corp         Common Stock     228227104      273     8500 SH       SOLE                     8500
Devon Energy Corporation       Common Stock     25179M103      408     5900 SH       SOLE                     5900
Diamonds TR Unit Ser 1         Common Stock     252787106      618     5000 SH       SOLE                     5000
Eli Lilly & Co.                Common Stock     532457108      215     4000 SH       SOLE                     4000
Energy Select Sector SPDR      Common Stock     81369y506      723    12000 SH       SOLE                    12000
General Electric               Common Stock     369604103      460    13000 SH       SOLE                    13000
Goldman Sachs                  Common Stock     38141G104      331     1600 SH       SOLE                     1600
Google                         Common Stock     38259P508      389      850 SH       SOLE                      850
Halliburton Company            Common Stock     406216101      222     7000 SH       SOLE                     7000
HCBS Holdings                  Common Stock     81369Y308      263     3000 SH       SOLE                     3000
Hurray Holding Co. Ltd.        Common Stock     447773102      115    22300 SH       SOLE                    22300
Ishares MSCI Emerging Markets  Common Stock     464287234     3309    28400 SH       SOLE                    28400
Ishares Trans DJ               Common Stock     464287192     1187    13800 SH       SOLE                    13800
Johnson and Johnson            Common Stock     478160104      422     7000 SH       SOLE                     7000
Medtronic Inc.                 Common Stock     585055106      245     5000 SH       SOLE                     5000
Mylan Labs.                    Common Stock     628530107      423    20000 SH       SOLE                    20000
Netease Inc.                   Common Stock     64110W102      234    13200 SH       SOLE                    13200
Oil SVC Holdrs TR Depository R Common Stock     678002106      393     2700 SH       SOLE                     2700
Pantry Inc.                    Common Stock     698657103      384     8500 SH       SOLE                     8500
PDL Biopharma Inc.             Common Stock     69329Y104      239    11000 SH       SOLE                    11000
Pentair Inc.                   Common Stock     709631105      234     7500 SH       SOLE                     7500
Pfizer                         Common Stock     717081103      414    16400 SH       SOLE                    16400
Plexus Corporation             Common Stock     729132100      180    10500 SH       SOLE                    10500
Renaissancere Holdings Ltd.    Common Stock     G7496G103      251     5000 SH       SOLE                     5000
Retail HOLDERS Trust           Common Stock     76127U101      354     3500 SH       SOLE                     3500
Rite Aid                       Common Stock     767754104      309    53500 SH       SOLE                    53500
Seagate Technology             Common Stock     G7945J104      233    10000 SH       SOLE                    10000
Sepracor Inc.                  Common Stock     817315104      214     4600 SH       SOLE                     4600
Sprint Nextek Corp.            Common Stock     852061100      334    17600 SH       SOLE                    17600
Thermo Fisher Corp.            Common Stock     883556102      280     6000 SH       SOLE                     6000
Time Warner, Inc.              Common Stock     887317105      197    10000 SH       SOLE                    10000
United Technologies Corp.      Common Stock     913017109      260     4000 SH       SOLE                     4000
Utilities Select Sector Spdr   Common Stock     81369Y886     1068    26900 SH       SOLE                    26900
Walgreens                      Common Stock     931422109      321     7000 SH       SOLE                     7000
Walmart                        Common Stock     931142103      211     4500 SH       SOLE                     4500
Wells Fargo & Co.              Common Stock     949746101      227     6600 SH       SOLE                     6600
Western Union                  Common Stock     959802109      217     9900 SH       SOLE                     9900
Westlake Chemical              Common Stock     960413102      271    10000 SH       SOLE                    10000
YRC Worldwide Inc.             Common Stock     984249102      314     7800 SH       SOLE                     7800